AFS and HTM Debt Securities, Income Statement Impacts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Interest Income, Available-for-sale	$ 4,992	$ 8,092	$ 8,146
Interest Income, Held-to-maturity	3,712	3,733	3,429
Total interest income	8,704	11,825	11,575
Provision for credit losses, Available-for-sale	89	0	0
Provision for credit losses, Held-to-maturity	35	0	0
Total Provision for credit losses	124	0	0
Debt securities, held-to-maturity, sold, realized gain (Loss)	0	0	0
Debt securities [Member]
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Available-for-sale Securities, Gross Realized Gains	931	227	155
Available-for-sale Securities, Gross Realized Losses	(43)	(24)	(19)
Impairment write-downs included in earnings	(15)	(63)	(28)
Net realized gains	873	140	108
Debt securities [Member] | Credit-related [Member]
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Impairment write-downs included in earnings	0	(27)	(27)
Debt securities [Member] | Intent-to-sell [Member]
Available For Sale and Held To Maturity Debt Securities Income Statement Impacts [Abstract]
Impairment write-downs included in earnings	$ (15)	$ (36)	$ (1)